PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:         PROPERTY AND EQUIPMENT, NET

The composition of property and equipment is as follows:

	December 31,
	2017	2018

Cost:
Computers, software and related equipment *)	$9,149	$12,976
Leasehold improvements	3,200	6,148
Office furniture and equipment	2,167	4,213

	14,516	23,337

Less - accumulated depreciation	5,286	8,217

Depreciated cost	$9,230	$15,120

*) For the years ended December 31, 2017 and 2018, the Company capitalized $1,027 and $1,391 including $31 and $27 of share-based compensation costs, relating to its internal use software development, respectively.

Depreciation expense amounted to $1,965, $2,597 and $3,722 for the years ended December 31, 2016, 2017 and 2018, respectively.